SUBSEQUENT EVENT	12 Months Ended
	Jan. 31, 2011	Jan. 31, 2010
SUBSEQUENT EVENT [Text Block]

8. SUBSEQUENT EVENT

At January 31, 2011, the Company had received $99,960 for share subscriptions for a private placement of 12,000,000 shares at $0.00833 per share. Subsequent to January 31, 201, the Company issued the shares of common stock.

6. SUBSEQUENT EVENT

On July 15, 2010, the Company entered into an Option Agreement to purchase a 100% interest in certain claims comprising the Proteus Property, located near Cobalt, Ontario.

The agreement requires the Company to make the following payments and incur the following amounts on exploration and development:

a)	$25,000 cash upon the execution of the agreement (paid);
b)	an additional $25,000 cash and incur $75,000 in exploration expenditures by July 15, 2011 (paid);
c)	an additional $25,000 cash and incur an additional $100,000 in exploration expenditures by July 15, 2012; and
d)	incur an additional $150,000 in exploration expenditures by July 15, 2013.

The property is subject to a 2% Net Smelter Royalty, which the Company has the right to purchase in 25% increments for $500,000, on or before 12 months from the date of production.